Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DISCLOSURE REVENUE AND OTHER INCOME
Revenues from other operating income services	$ 21,987,899	$ 0